UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® New York Municipal
Income Fund

1.815813.109

ASNM-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount (000s)	Value (000s)
New York - 92.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,262
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,433
5% 12/1/22	1,000	1,168
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,609
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,990
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,773
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,260
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,117
5.25% 7/1/18	1,090	1,205
5.25% 7/1/19	1,100	1,238
5.75% 7/1/39	6,500	6,997
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	6,953
5.75% 2/15/47	22,185	24,635
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	928
Series 2006 A, 5.25% 12/1/20 (Pre-Refunded to 6/1/16 @ 100)	17,780	19,569
Series 2006 E, 5% 12/1/17	10,000	10,898
Series 2009 A, 5.25% 4/1/21	1,945	2,182
Series 2012 A, 5% 9/1/42	2,320	2,442
Series 2012 B:
5% 9/1/25	4,000	4,482
5% 9/1/26	10,065	11,185
5% 9/1/27	10,000	11,029
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	1,405	1,621
5% 7/1/25	1,000	1,149
5% 7/1/26	1,150	1,317
5% 7/1/27	1,630	1,870
5% 7/1/28	1,015	1,155
Series 2012 A, 5% 7/1/23	1,000	1,169
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	$ 570	$ 591
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,272
5% 7/1/22	5,500	6,073
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,286
5% 7/1/22	2,000	2,297
5% 7/1/27	2,155	2,318
New York City Gen. Oblig.:
Series 2005 A:
5% 8/1/19	845	893
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 100)	2,155	2,284
Series 2005 O:
5% 6/1/22	1,150	1,206
5% 6/1/22 (Pre-Refunded to 6/1/15 @ 100)	2,060	2,165
Series 2008 A1, 5.25% 8/15/27	15,000	17,081
Series 2008 D1, 5.125% 12/1/23	5,000	5,688
Series 2012 A1, 5% 8/1/24	2,400	2,767
Series 2012 G1, 5% 4/1/25	4,300	4,940
5% 4/1/23 (Pre-Refunded to 4/1/16 @ 100)	2,395	2,608
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,608
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,198
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,436
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,144
Series 2005 D:
5% 6/15/37	16,090	16,688
5% 6/15/38	20,050	20,786
5% 6/15/39	3,755	3,892
5% 6/15/39	2,800	2,902
Series 2008 AA, 5% 6/15/27	10,000	11,041
Series 2009 A, 5.75% 6/15/40	10,025	11,328
Series 2009 C, 5% 6/15/44	2,700	2,876
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2009 DD, 6% 6/15/40	$ 1,115	$ 1,271
Series 2009 EE, 5.25% 6/15/40	8,500	9,311
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,337
Series 2009 GG, 5.25% 6/15/40	10,000	10,954
Series 2009 GG1, 5.25% 6/15/32	5,000	5,658
Series 2011 EE:
5.375% 6/15/40	2,310	2,620
5.375% 6/15/43	20,035	22,549
5.5% 6/15/43	4,375	4,984
Series 2012 BB, 5.25% 6/15/44	2,330	2,559
Series 2012 CC, 5% 6/15/45	8,000	8,515
Series 2012 FF, 5% 6/15/24	18,240	21,408
Series 2013 CC, 5% 6/15/47	16,000	17,148
Series GG, 5% 6/15/43	2,700	2,874
5% 6/15/35	10,000	11,097
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,186
Series 2008 S1, 5% 1/15/34	10,000	10,811
Series 2009 S1:
5.5% 7/15/31	5,000	5,666
5.5% 7/15/38	2,900	3,194
5.625% 7/15/38	2,900	3,209
Series 2009 S2, 6% 7/15/38	7,500	8,536
Series 2009 S3:
5.25% 1/15/26	1,000	1,151
5.25% 1/15/39	6,100	6,644
5.375% 1/15/34	13,435	14,990
Series 2009 S4:
5.5% 1/15/34	1,000	1,131
5.5% 1/15/39	6,700	7,478
5.75% 1/15/39	2,900	3,275
Series 2009 S5, 5.25% 1/15/39	10,180	11,087
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,670
Series S1, 5% 7/15/28	9,000	10,187
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,385
Series 2011 A, 5% 11/1/23	2,000	2,350
Series 2012 B, 5% 11/1/24	7,500	8,826
Series 2013 B, 5% 11/1/26	2,955	3,419
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2013 F:
5% 2/1/31	$ 6,000	$ 6,715
5% 2/1/32	5,000	5,564
Series 2013 F1, 5% 2/1/28	10,000	11,436
Series 2014 D1:
5% 2/1/27	5,000	5,830
5% 2/1/28	5,000	5,775
5% 2/1/29	7,500	8,595
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	24,209
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	24,197
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	6,776
Series 2012 A, 5% 5/15/23	2,400	2,819
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	4,743
5% 12/15/31	10,000	10,813
Series 2006 D:
5% 3/15/20	3,500	3,849
5% 3/15/36	3,320	3,546
Series 2007 A:
5% 3/15/32	3,700	3,991
5% 3/15/37	1,700	1,822
Series 2008 A, 5% 3/15/24	5,000	5,672
Series 2008 B:
5.25% 3/15/38	1,500	1,658
5.75% 3/15/36	10,500	12,058
Series 2009 A:
5% 2/15/34	15,500	16,848
5% 2/15/39	20,355	22,022
5.25% 2/15/23	7,935	9,290
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2012 A, 5% 12/15/24	10,000	11,790
Series 2012 D:
5% 2/15/24	5,000	5,836
5% 2/15/37	7,500	8,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,205	$ 1,248
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,911
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,282
5% 7/1/37	6,000	6,588
Series 2009 A:
5% 7/1/22	445	517
5% 7/1/23	1,315	1,523
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,206
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	1,919
5% 7/1/17	2,080	2,245
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,474
5.5% 5/15/21 (AMBAC Insured)	10,000	12,001
5.5% 5/15/28	2,700	3,325
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	410	414
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/14	1,510	1,521
5% 7/1/16	1,130	1,229
5% 7/1/20	5,435	5,908
Series 2007 B, 5.25% 7/1/24	100	107
Series 2011 A:
5.75% 7/1/31	4,000	4,483
6% 7/1/40	4,000	4,456
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,608
Series 2008 A, 5.25% 7/1/48	11,930	12,855
Series 2008 B, 5.25% 7/1/48	8,000	8,620
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,678
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.): - continued
Series 2007 A: - continued
5% 5/1/21	$ 1,315	$ 1,417
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,538
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	1,000	1,027
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,160
5% 7/1/21	1,500	1,723
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,229
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	35
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30	30
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,262
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,563
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,015
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,178
5.5% 3/1/39	2,500	2,670
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,300
5% 7/1/39	19,005	19,992
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,486
Series 1:
4% 7/1/21	1,000	1,120
5% 7/1/21	1,000	1,186
5% 7/1/23	1,350	1,571
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,525
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,836
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,931
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,142
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,423
Series 2010 A:
5% 7/1/19	1,500	1,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2010 A: - continued
5% 7/1/21	$ 7,000	$ 8,036
5% 7/1/22	6,000	6,821
5% 7/1/41	12,000	13,177
Series 2011 A:
5% 5/1/18	1,000	1,135
5% 5/1/20	5,590	6,450
5% 5/1/21	3,140	3,619
5% 5/1/22	2,350	2,663
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,420
5% 10/1/20 (FSA Insured)	1,100	1,275
5% 10/1/21 (FSA Insured)	1,000	1,169
5% 10/1/23 (FSA Insured)	1,000	1,157
5% 10/1/24 (FSA Insured)	750	860
Series 2012:
5% 7/1/23	1,000	1,161
5% 7/1/38	1,000	1,065
Series A, 5.75% 7/1/18	5,000	5,349
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
Series 2004 D, 5% 2/15/34	12,150	12,284
5% 6/15/34	2,415	2,426
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series E, 6.5% 6/15/14	10	10
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	50	50
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,889
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	31,173
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	11,521
5.625% 11/15/39	6,000	6,678
Series 2009 B, 5% 11/15/34	19,560	21,094
Series 2012 A:
5% 11/15/22	2,500	2,988
5% 11/15/29	17,000	19,336
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.522%, tender 11/1/14 (a)	$ 3,200	$ 3,200
Series 2012 G2, 0.632%, tender 11/1/15 (a)	6,300	6,301
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,366
Series 2005 G, 5% 11/15/21	3,200	3,702
Series 2007 B:
5% 11/15/26	8,185	9,003
5% 11/15/28	2,235	2,442
Series 2008 A, 5.25% 11/15/36	15,000	15,946
Series 2008 B2:
5% 11/15/22	4,000	4,713
5% 11/15/23	5,910	6,876
Series 2008 C, 6.5% 11/15/28	9,670	11,471
Series 2011 A:
5% 11/15/18	1,000	1,161
5% 11/15/22	1,500	1,745
Series 2011 D:
5% 11/15/20	2,000	2,343
5% 11/15/24	6,590	7,496
5% 11/15/25	5,000	5,641
Series 2012 D, 5% 11/15/25	20,000	22,780
Series 2012 E, 5% 11/15/20	3,165	3,707
Series 2012 F:
5% 11/15/21	1,500	1,768
5% 11/15/22	5,000	5,892
5% 11/15/23	7,000	8,144
Series 2012 H:
5% 11/15/24	3,290	3,793
5% 11/15/33	3,505	3,790
5% 11/15/42	4,750	5,023
Series 2014 A1:
5% 11/15/23	2,300	2,714
5% 11/15/44	8,000	8,498
5.5% 11/15/18	2,000	2,207
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,199
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,451
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,864
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5% 1/1/32 (FSA Insured)	$ 2,800	$ 2,920
Series 2007 H:
5% 1/1/21	5,755	6,417
5% 1/1/25	13,000	14,329
5% 1/1/26	4,000	4,391
Series 2013 A, 5% 5/1/19	13,600	15,710
New York Thruway Auth. Hwy. & Bridge Trust Fund Series 2007 B, 5% 4/1/27	6,750	7,418
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,757
5.25% 3/15/25	8,000	9,070
5.25% 3/15/26	12,080	13,665
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,672
Series 2011 A2:
5% 4/1/21	2,385	2,821
5% 4/1/23	6,000	6,933
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,320
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,853
5% 1/1/24 (FSA Insured)	5,975	6,613
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	102
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,060
7.5% 3/1/17 (Escrowed to Maturity)	100	119
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,243
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,020
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,461
Rockland County Gen. Oblig. Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,435
5% 3/1/21 (FSA Insured)	3,000	3,449
5% 3/1/22 (FSA Insured)	4,000	4,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Rockland County Gen. Oblig. Series 2014 A: - continued
5% 3/1/23 (FSA Insured)	$ 2,500	$ 2,889
5% 3/1/24 (FSA Insured)	1,600	1,854
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	705
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,057
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/22	6,250	6,984
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.) Series 2008 A:
5% 11/15/37	22,500	24,346
5.25% 11/15/38	14,500	15,838
Series 2006 A, 5% 11/15/31	965	1,026
Series 2012 B:
0% 11/15/27	2,500	1,533
0% 11/15/28	2,500	1,461
Series 2013 A:
5% 11/15/23	1,785	2,098
5% 11/15/24	4,000	4,656
Series 2013 C:
5% 11/15/26	5,475	6,359
5% 11/15/27	5,660	6,520
5% 11/15/28	5,935	6,787
5% 11/15/29	6,340	7,202
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,775	6,151
5.125% 9/1/40	8,055	8,460
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,208
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,264
6% 6/1/41	5,000	5,445
		1,600,171
New York And New Jersey - 3.9%
Port Auth. of New York & New Jersey:
136th Series, 5.25% 11/1/16 (b)	4,510	4,570
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
141st Series:
5% 9/1/18 (b)	$ 6,045	$ 6,395
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,857
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,567
163rd Series, 5% 7/15/35	25,000	27,598
166th Series, 5% 1/15/41	5,400	5,786
85th Series, 5.375% 3/1/28	6,280	7,497
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,241
		67,511
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,236
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,172
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/47 (AMBAC Insured)	2,400	266
		9,674
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,341
5% 10/1/17	2,750	3,023
		7,364
TOTAL MUNICIPAL BONDS (Cost $1,608,738)		1,684,720
Municipal Notes - 0.3%
	Principal Amount (000s)	Value (000s)
New York - 0.3%
Rockland County Gen. Oblig. TAN Series 2014, 2% 3/17/15 (Cost $5,800)	$ 5,750	$ 5,802
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $1,614,538)		1,690,522
NET OTHER ASSETS (LIABILITIES) - 2.4%		41,880
NET ASSETS - 100%		$ 1,732,402
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $1,614,523,000. Net unrealized appreciation aggregated $75,999,000, of which $83,443,000 related to appreciated investment securities and $7,444,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Income Fund

April 30, 2014

1.800351.110

NFY-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount (000s)	Value (000s)
New York - 92.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,262
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,433
5% 12/1/22	1,000	1,168
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,609
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,990
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,773
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,260
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,117
5.25% 7/1/18	1,090	1,205
5.25% 7/1/19	1,100	1,238
5.75% 7/1/39	6,500	6,997
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	6,953
5.75% 2/15/47	22,185	24,635
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	928
Series 2006 A, 5.25% 12/1/20 (Pre-Refunded to 6/1/16 @ 100)	17,780	19,569
Series 2006 E, 5% 12/1/17	10,000	10,898
Series 2009 A, 5.25% 4/1/21	1,945	2,182
Series 2012 A, 5% 9/1/42	2,320	2,442
Series 2012 B:
5% 9/1/25	4,000	4,482
5% 9/1/26	10,065	11,185
5% 9/1/27	10,000	11,029
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	1,405	1,621
5% 7/1/25	1,000	1,149
5% 7/1/26	1,150	1,317
5% 7/1/27	1,630	1,870
5% 7/1/28	1,015	1,155
Series 2012 A, 5% 7/1/23	1,000	1,169
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	$ 570	$ 591
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,272
5% 7/1/22	5,500	6,073
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,286
5% 7/1/22	2,000	2,297
5% 7/1/27	2,155	2,318
New York City Gen. Oblig.:
Series 2005 A:
5% 8/1/19	845	893
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 100)	2,155	2,284
Series 2005 O:
5% 6/1/22	1,150	1,206
5% 6/1/22 (Pre-Refunded to 6/1/15 @ 100)	2,060	2,165
Series 2008 A1, 5.25% 8/15/27	15,000	17,081
Series 2008 D1, 5.125% 12/1/23	5,000	5,688
Series 2012 A1, 5% 8/1/24	2,400	2,767
Series 2012 G1, 5% 4/1/25	4,300	4,940
5% 4/1/23 (Pre-Refunded to 4/1/16 @ 100)	2,395	2,608
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,608
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,198
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,436
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,144
Series 2005 D:
5% 6/15/37	16,090	16,688
5% 6/15/38	20,050	20,786
5% 6/15/39	3,755	3,892
5% 6/15/39	2,800	2,902
Series 2008 AA, 5% 6/15/27	10,000	11,041
Series 2009 A, 5.75% 6/15/40	10,025	11,328
Series 2009 C, 5% 6/15/44	2,700	2,876
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2009 DD, 6% 6/15/40	$ 1,115	$ 1,271
Series 2009 EE, 5.25% 6/15/40	8,500	9,311
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,337
Series 2009 GG, 5.25% 6/15/40	10,000	10,954
Series 2009 GG1, 5.25% 6/15/32	5,000	5,658
Series 2011 EE:
5.375% 6/15/40	2,310	2,620
5.375% 6/15/43	20,035	22,549
5.5% 6/15/43	4,375	4,984
Series 2012 BB, 5.25% 6/15/44	2,330	2,559
Series 2012 CC, 5% 6/15/45	8,000	8,515
Series 2012 FF, 5% 6/15/24	18,240	21,408
Series 2013 CC, 5% 6/15/47	16,000	17,148
Series GG, 5% 6/15/43	2,700	2,874
5% 6/15/35	10,000	11,097
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,186
Series 2008 S1, 5% 1/15/34	10,000	10,811
Series 2009 S1:
5.5% 7/15/31	5,000	5,666
5.5% 7/15/38	2,900	3,194
5.625% 7/15/38	2,900	3,209
Series 2009 S2, 6% 7/15/38	7,500	8,536
Series 2009 S3:
5.25% 1/15/26	1,000	1,151
5.25% 1/15/39	6,100	6,644
5.375% 1/15/34	13,435	14,990
Series 2009 S4:
5.5% 1/15/34	1,000	1,131
5.5% 1/15/39	6,700	7,478
5.75% 1/15/39	2,900	3,275
Series 2009 S5, 5.25% 1/15/39	10,180	11,087
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,670
Series S1, 5% 7/15/28	9,000	10,187
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,385
Series 2011 A, 5% 11/1/23	2,000	2,350
Series 2012 B, 5% 11/1/24	7,500	8,826
Series 2013 B, 5% 11/1/26	2,955	3,419
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2013 F:
5% 2/1/31	$ 6,000	$ 6,715
5% 2/1/32	5,000	5,564
Series 2013 F1, 5% 2/1/28	10,000	11,436
Series 2014 D1:
5% 2/1/27	5,000	5,830
5% 2/1/28	5,000	5,775
5% 2/1/29	7,500	8,595
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	24,209
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	24,197
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	6,776
Series 2012 A, 5% 5/15/23	2,400	2,819
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	4,743
5% 12/15/31	10,000	10,813
Series 2006 D:
5% 3/15/20	3,500	3,849
5% 3/15/36	3,320	3,546
Series 2007 A:
5% 3/15/32	3,700	3,991
5% 3/15/37	1,700	1,822
Series 2008 A, 5% 3/15/24	5,000	5,672
Series 2008 B:
5.25% 3/15/38	1,500	1,658
5.75% 3/15/36	10,500	12,058
Series 2009 A:
5% 2/15/34	15,500	16,848
5% 2/15/39	20,355	22,022
5.25% 2/15/23	7,935	9,290
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2012 A, 5% 12/15/24	10,000	11,790
Series 2012 D:
5% 2/15/24	5,000	5,836
5% 2/15/37	7,500	8,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,205	$ 1,248
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,911
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,282
5% 7/1/37	6,000	6,588
Series 2009 A:
5% 7/1/22	445	517
5% 7/1/23	1,315	1,523
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,206
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	1,919
5% 7/1/17	2,080	2,245
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,474
5.5% 5/15/21 (AMBAC Insured)	10,000	12,001
5.5% 5/15/28	2,700	3,325
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	410	414
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/14	1,510	1,521
5% 7/1/16	1,130	1,229
5% 7/1/20	5,435	5,908
Series 2007 B, 5.25% 7/1/24	100	107
Series 2011 A:
5.75% 7/1/31	4,000	4,483
6% 7/1/40	4,000	4,456
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,608
Series 2008 A, 5.25% 7/1/48	11,930	12,855
Series 2008 B, 5.25% 7/1/48	8,000	8,620
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,678
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.): - continued
Series 2007 A: - continued
5% 5/1/21	$ 1,315	$ 1,417
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,538
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	1,000	1,027
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,160
5% 7/1/21	1,500	1,723
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,229
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	35
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30	30
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,262
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,563
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,015
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,178
5.5% 3/1/39	2,500	2,670
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,300
5% 7/1/39	19,005	19,992
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,486
Series 1:
4% 7/1/21	1,000	1,120
5% 7/1/21	1,000	1,186
5% 7/1/23	1,350	1,571
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,525
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,836
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,931
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,142
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,423
Series 2010 A:
5% 7/1/19	1,500	1,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2010 A: - continued
5% 7/1/21	$ 7,000	$ 8,036
5% 7/1/22	6,000	6,821
5% 7/1/41	12,000	13,177
Series 2011 A:
5% 5/1/18	1,000	1,135
5% 5/1/20	5,590	6,450
5% 5/1/21	3,140	3,619
5% 5/1/22	2,350	2,663
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,420
5% 10/1/20 (FSA Insured)	1,100	1,275
5% 10/1/21 (FSA Insured)	1,000	1,169
5% 10/1/23 (FSA Insured)	1,000	1,157
5% 10/1/24 (FSA Insured)	750	860
Series 2012:
5% 7/1/23	1,000	1,161
5% 7/1/38	1,000	1,065
Series A, 5.75% 7/1/18	5,000	5,349
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
Series 2004 D, 5% 2/15/34	12,150	12,284
5% 6/15/34	2,415	2,426
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series E, 6.5% 6/15/14	10	10
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	50	50
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,889
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	31,173
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	11,521
5.625% 11/15/39	6,000	6,678
Series 2009 B, 5% 11/15/34	19,560	21,094
Series 2012 A:
5% 11/15/22	2,500	2,988
5% 11/15/29	17,000	19,336
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.522%, tender 11/1/14 (a)	$ 3,200	$ 3,200
Series 2012 G2, 0.632%, tender 11/1/15 (a)	6,300	6,301
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,366
Series 2005 G, 5% 11/15/21	3,200	3,702
Series 2007 B:
5% 11/15/26	8,185	9,003
5% 11/15/28	2,235	2,442
Series 2008 A, 5.25% 11/15/36	15,000	15,946
Series 2008 B2:
5% 11/15/22	4,000	4,713
5% 11/15/23	5,910	6,876
Series 2008 C, 6.5% 11/15/28	9,670	11,471
Series 2011 A:
5% 11/15/18	1,000	1,161
5% 11/15/22	1,500	1,745
Series 2011 D:
5% 11/15/20	2,000	2,343
5% 11/15/24	6,590	7,496
5% 11/15/25	5,000	5,641
Series 2012 D, 5% 11/15/25	20,000	22,780
Series 2012 E, 5% 11/15/20	3,165	3,707
Series 2012 F:
5% 11/15/21	1,500	1,768
5% 11/15/22	5,000	5,892
5% 11/15/23	7,000	8,144
Series 2012 H:
5% 11/15/24	3,290	3,793
5% 11/15/33	3,505	3,790
5% 11/15/42	4,750	5,023
Series 2014 A1:
5% 11/15/23	2,300	2,714
5% 11/15/44	8,000	8,498
5.5% 11/15/18	2,000	2,207
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,199
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,451
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,864
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5% 1/1/32 (FSA Insured)	$ 2,800	$ 2,920
Series 2007 H:
5% 1/1/21	5,755	6,417
5% 1/1/25	13,000	14,329
5% 1/1/26	4,000	4,391
Series 2013 A, 5% 5/1/19	13,600	15,710
New York Thruway Auth. Hwy. & Bridge Trust Fund Series 2007 B, 5% 4/1/27	6,750	7,418
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,757
5.25% 3/15/25	8,000	9,070
5.25% 3/15/26	12,080	13,665
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,672
Series 2011 A2:
5% 4/1/21	2,385	2,821
5% 4/1/23	6,000	6,933
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,320
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,853
5% 1/1/24 (FSA Insured)	5,975	6,613
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	102
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,060
7.5% 3/1/17 (Escrowed to Maturity)	100	119
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,243
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,020
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,461
Rockland County Gen. Oblig. Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,435
5% 3/1/21 (FSA Insured)	3,000	3,449
5% 3/1/22 (FSA Insured)	4,000	4,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Rockland County Gen. Oblig. Series 2014 A: - continued
5% 3/1/23 (FSA Insured)	$ 2,500	$ 2,889
5% 3/1/24 (FSA Insured)	1,600	1,854
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	705
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,057
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/22	6,250	6,984
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.) Series 2008 A:
5% 11/15/37	22,500	24,346
5.25% 11/15/38	14,500	15,838
Series 2006 A, 5% 11/15/31	965	1,026
Series 2012 B:
0% 11/15/27	2,500	1,533
0% 11/15/28	2,500	1,461
Series 2013 A:
5% 11/15/23	1,785	2,098
5% 11/15/24	4,000	4,656
Series 2013 C:
5% 11/15/26	5,475	6,359
5% 11/15/27	5,660	6,520
5% 11/15/28	5,935	6,787
5% 11/15/29	6,340	7,202
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,775	6,151
5.125% 9/1/40	8,055	8,460
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,208
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,264
6% 6/1/41	5,000	5,445
		1,600,171
New York And New Jersey - 3.9%
Port Auth. of New York & New Jersey:
136th Series, 5.25% 11/1/16 (b)	4,510	4,570
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
141st Series:
5% 9/1/18 (b)	$ 6,045	$ 6,395
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,857
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,567
163rd Series, 5% 7/15/35	25,000	27,598
166th Series, 5% 1/15/41	5,400	5,786
85th Series, 5.375% 3/1/28	6,280	7,497
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,241
		67,511
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,236
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,172
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/47 (AMBAC Insured)	2,400	266
		9,674
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,341
5% 10/1/17	2,750	3,023
		7,364
TOTAL MUNICIPAL BONDS (Cost $1,608,738)		1,684,720
Municipal Notes - 0.3%
	Principal Amount (000s)	Value (000s)
New York - 0.3%
Rockland County Gen. Oblig. TAN Series 2014, 2% 3/17/15 (Cost $5,800)	$ 5,750	$ 5,802
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $1,614,538)		1,690,522
NET OTHER ASSETS (LIABILITIES) - 2.4%		41,880
NET ASSETS - 100%		$ 1,732,402
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $1,614,523,000. Net unrealized appreciation aggregated $75,999,000, of which $83,443,000 related to appreciated investment securities and $7,444,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 27, 2014